UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	08/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Third Century Fund
August 31, 2016 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Banks - 3.3%
Citizens Financial Group	39,000		966,030
People's United Financial	270,300		4,392,375
PNC Financial Services Group	50,900		4,586,090
			9,944,495
Capital Goods - 8.4%
3M	40,400		7,241,296
Cummins	9,500		1,193,295
General Electric	290,450		9,073,658
Quanta Services	206,600	[a]	5,315,818
Rockwell Collins	29,200		2,443,748
			25,267,815
Consumer Durables & Apparel - 3.8%
NIKE, Cl. B	104,800		6,040,672
PVH	48,700		5,247,912
			11,288,584
Diversified Financials - 6.9%
American Express	26,450		1,734,591
BlackRock	13,400		4,995,654
Franklin Resources	50,000		1,825,000
Northern Trust	74,000		5,223,660
State Street	82,100		5,766,704
T. Rowe Price Group	18,000		1,251,720
			20,797,329
Energy - 4.9%
Exxon Mobil	31,100		2,710,054
Hess	36,400		1,976,520
Phillips 66	21,900	[b]	1,718,055
Spectra Energy	118,950		4,236,999
Valero Energy	72,500		4,012,875
			14,654,503
Food, Beverage & Tobacco - 8.9%
Campbell Soup	72,300		4,390,056
General Mills	64,300		4,553,726
J.M. Smucker	29,000		4,111,910
Kellogg	59,500		4,891,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 8.9% (continued)
Mondelez International, Cl. A	126,900		5,713,038
PepsiCo	27,750		2,962,313
			26,622,538
Health Care Equipment & Services - 5.5%
AmerisourceBergen	57,950		5,039,912
Cardinal Health	62,700		4,995,309
Cigna	12,050		1,545,533
Henry Schein	30,200	[a]	4,946,458
			16,527,212
Household & Personal Products - 3.2%
Clorox	34,300		4,494,672
Kimberly-Clark	39,000		4,994,340
			9,489,012
Insurance - 3.0%
Hartford Financial Services Group	39,500		1,622,265
Marsh & McLennan Cos.	67,500		4,565,025
Prudential Financial	35,400		2,810,052
			8,997,342
Materials - 1.8%
Ecolab	44,150		5,432,657
Media - 2.8%
Time Warner	63,200		4,955,512
Walt Disney	38,200		3,608,372
			8,563,884
Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
Agilent Technologies	125,900		5,914,782
Biogen	10,750	[a]	3,285,523
Gilead Sciences	60,000		4,702,800
Johnson & Johnson	12,100		1,444,014
Merck & Co.	76,400		4,797,156
PerkinElmer	24,100		1,283,325
Vertex Pharmaceuticals	8,700	[a]	822,237
Waters	36,950	[a]	5,812,604
Zoetis	103,900		5,309,290
			33,371,731
Retailing - 2.6%
Best Buy	9,800		377,104
Signet Jewelers	41,600		3,410,368
Tiffany & Co.	56,600	[b]	4,039,542
			7,827,014

Common Stocks - 99.0% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.5%
Intel	82,000		2,942,980
NVIDIA	97,400	[b]	5,974,516
Texas Instruments	21,300		1,481,202
			10,398,698
Software & Services - 13.2%
Accenture, Cl. A	57,800		6,647,000
Alphabet, Cl. A	10,000	[a]	7,898,500
Alphabet, Cl. C	10,600	[a]	8,130,730
Citrix Systems	60,100	[a]	5,240,720
Microsoft	178,600		10,262,356
Teradata	41,800	[a]	1,326,314
			39,505,620
Technology Hardware & Equipment - 7.3%
Apple	50,075		5,312,958
Cisco Systems	255,425		8,030,562
Corning	71,300		1,617,797
EMC	62,575		1,814,049
Motorola Solutions	67,000		5,158,330
			21,933,696
Telecommunication Services - 1.5%
CenturyLink	163,200		4,536,960
Transportation - 3.2%
Delta Air Lines	90,200		3,314,850
Expeditors International of Washington	24,300		1,230,795
Southwest Airlines	141,600		5,222,208
			9,767,853
Utilities - 4.1%
Eversource Energy	11,400		615,258
Exelon	164,500		5,593,000
NextEra Energy	51,000		6,167,940
			12,376,198
Total Common Stocks (cost $248,532,076)			297,303,141
Other Investment - 1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,889,990)	2,889,990	[c]	2,889,990
Total Investments (cost $251,422,066)	100.0%		300,193,131
Cash and Receivables (Net)	.0%		78,863
Net Assets	100.0%		300,271,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At August 31, 2016, the value of the fund’s securities on loan was $11,614,792 and the value of the collateral held by the fund was $11,961,825, consisting of U.S. Government & Agency securities.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Food, Beverage & Tobacco	8.9
Capital Goods	8.4
Technology Hardware & Equipment	7.3
Diversified Financials	6.9
Health Care Equipment & Services	5.5
Energy	4.9
Utilities	4.1
Consumer Durables & Apparel	3.8
Semiconductors & Semiconductor Equipment	3.5
Banks	3.3
Household & Personal Products	3.2
Transportation	3.2
Insurance	3.0
Media	2.8
Retailing	2.6
Materials	1.8
Telecommunication Services	1.5
Money Market Investment	1.0
100.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Third Century Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	293,892,773	-	-	293,892,773
Equity Securities—
Foreign Common
Stocks†	3,410,368	-	-	3,410,368
Mutual Funds	2,889,990	-	-	2,889,990

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2016, accumulated net unrealized appreciation on investments was $48,771,065, consisting of $54,752,659 gross unrealized appreciation and $5,981,594 gross unrealized depreciation.

At August 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)